AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              on November 30, 1999

                               FILE NOS: 811-9575
                                    333-86655

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
Pre-Effective Amendment No. 1                                     [X]
Post-Effective Amendment No.                                      [ ]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                [X]
Amendment No.                                                     [ ]
                        (Check appropriate box or boxes.)

                            MEEHAN MUTUAL FUNDS, INC.
               (Exact name of Registrant as Specified in Charter)

                                    SUITE 600
                               1900 M STREET, N.W.
                              WASHINGTON, DC 20036
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                 1-888-545-2128

                              MR. THOMAS P. MEEHAN
                                    SUITE 600
                               1900 M STREET, N.W.
                              WASHINGTON, DC 20036
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:

                               MR. ROBERT J. ZUTZ
                           Kirkpatrick & Lockhart, LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                            Washington, DC 20036-1800

Approximate Date of Proposed Public Offering: December 1, 1999 or as soon as practicable thereafter. This Registration Statement shall became effective on December 1, 1999 or as soon as practicable thereafter pursuant to Section 8(a) of the Securities Act of 1933, as amended.

                            MEEHAN MUTUAL FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement is comprised of the following:

      Prospectus for the Meehan Focus Fund

      Statement of Additional Information for the Meehan Focus Fund

      Part C -- Other Information

      Signature Page

      Exhibits

                                  ==============================================
                                                                DECEMBER 1, 1999

                                   PROSPECTUS
                                  ==============================================




                                MEEHAN FOCUS FUND
                                  (the "Fund")



                      A SERIES OF MEEHAN MUTUAL FUNDS, INC.
                                 (the "Company")
                                    Suite 600
                                1900 M Street, NW
                              Washington, DC 20036
                                 1-888-545-2128








--------------------------------------------------------------------------------
AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

THE FUND

      WHAT IS THE FUND'S INVESTMENT OBJECTIVE?.................................3
      WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES?.......................3
      WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?...................4
      HOW HAS THE FUND PERFORMED IN THE PAST?..................................5
      WHAT ARE THE FUND'S FEES AND EXPENSES?...................................6
      AN EXAMPLE OF FUND EXPENSES OVER TIME....................................6

THE FUND'S INVESTMENT ADVISER

      THE ADVISER..............................................................7
      THE PORTFOLIO MANAGER....................................................7

HOW TO BUY AND SELL SHARES

      INVESTING IN THE FUND....................................................7
      DETERMINING SHARE PRICES.................................................7
      DISTRIBUTION (12B-1) FEES................................................8
      MINIMUM INVESTMENT AMOUNTS............................................. .8
      OPENING AND ADDING TO YOUR ACCOUNT.......................................9
      PURCHASING SHARES BY MAIL................................................9
      PURCHASING SHARES BY WIRE TRANSFER.......................................9
      PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS.......................10
      PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN..........................10
      PURCHASING SHARES BY TELEPHONE..........................................10
      MISCELLANEOUS PURCHASE INFORMATION......................................11
      HOW TO SELL (REDEEM) YOUR SHARES........................................11
      BY MAIL.................................................................11
      SIGNATURE GUARANTEES....................................................12
      BY TELEPHONE............................................................12
      BY WIRE.................................................................13
      REDEMPTION AT THE OPTION OF THE FUND....................................13
      DIVIDENDS AND DISTRIBUTIONS.............................................13
      TAX CONSIDERATIONS......................................................13
      GENERAL INFORMATION.....................................................14

                                    THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

   The Fund's investment objective is long-term growth of capital.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

   The Adviser attempts to achieve the Fund's investment goals by:

   o investing in common stocks without restrictions regarding market capitalization;
   o normally investing at least 75% of the Fund's total assets in U.S. common stocks or securities convertible into common stock; and
   o holding a focused portfolio of no more than 25 stocks.

   Edgemoor Capital Management, Inc., the Fund's investment adviser ("Adviser"), believes that the Fund's investment objective is best achieved by investing in companies that exhibit the potential for significant growth over the long term. The Adviser defines long-term as a time horizon of at least three years. To identify companies that have significant growth potential, the Adviser employs a value-oriented approach to stock selection. To choose the securities in which the Fund will invest, the Adviser seeks to identify companies which exhibit some or all of the following criteria:

   o  low price-to-earnings ratio ("P/E");
   o  low price-to-book value or tangible asset value;
   o  excellent prospects for growth;
   o  strong franchise;
   o  highly qualified management;
   o  consistent free cash flow; and
   o  high returns on invested capital.

   The Adviser plans to have the Fund purchase shares of good businesses at reasonable prices that provide a margin of safety. Investments in securities convertible into common stock may include corporate bonds, notes and preferred stock. Mr. Thomas P. Meehan, the Fund's Portfolio Manager, believes in the principles of value investing and plans to invest the major portion of his retirement assets in the Fund, and he will be an individual shareholder of the Fund.

   The Fund may invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, either directly or in the form of American
   Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

   The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. government debt instruments, other money market mutual funds, and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

   GENERAL RISKS- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

   STOCK MARKET RISK- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

   SMALL TO MEDIUM-CAP STOCK RISKS- The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

   FOREIGN SECURITIES RISK- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

   o  Foreign companies are not subject to the regulatory requirements of
         U.S. companies, so  there may be less  publicly available
         information about foreign issuers than U.S. companies.
   o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
   o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
   o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.
   o Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

   FOCUSED PORTFOLIO RISK- The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund generally will invest a relatively high percentage of its assets in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

   TEMPORARY DEFENSIVE POSITIONS- Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains certain cash reserves. During abnormal or unusual market conditions, cash reserves may be a significant percentage of the Fund's total net assets. The Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

   MANAGEMENT RISK- Acting as investment adviser to the Fund is a new position for the Adviser, and the Fund has no operating history. The Adviser and Fund's lack of experience and performance history may pose additional risks.

   YEAR 2000 RISKS- As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. The Adviser will monitor the companies in which the Fund invests for evidence of Y2K preparedness. However, there can be no assurance that the Fund's portfolio will not be adversely affected by the Y2K problem. Further, foreign issuers may not be as well prepared for the Y2K problem as U.S. issuers, and this may pose additional risk to the Fund.

HOW HAS THE FUND PERFORMED IN THE PAST?

   Because this is a new Fund that does not yet have an operating history, a performance bar chart and table describing the Fund's annual performance and comparing that performance to appropriate indices is not yet available. Performance information will be included in the Fund's first semi-annual and annual reports, which will be sent to you without charge at your request. Simply contact the Fund at 1-888-545-2128.

WHAT ARE THE FUND'S FEES AND EXPENSES?

   This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

-----------------------------------------------------------------------------------
            SHAREHOLDER FEES:                                ANNUAL FUND OPERATING EXPENSES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)               (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



MAXIMUM SALES CHARGE (LOAD)                            MANAGEMENT FEES(1)                1.50%
IMPOSED ON PURCHASES                      NONE
(as a percentage of offering price)                    DISTRIBUTION (12B-1) FEES(2)

MAXIMUM DEFERRED SALES                    NONE
CHARGE (LOAD)                                          OTHER EXPENSES(3)                 0.00%
(as a percentage of redemption amount)                 ---------------------------------------

                                                       TOTAL ANNUAL

MAXIMUM SALES CHARGE (LOAD)               NONE         FUND OPERATING EXPENSES           1.50%
IMPOSED ON REINVESTED DIVIDENDS
AND OTHER DISTRIBUTIONS

REDEMPTION FEES                           NONE

----------------------------------------------------------------------------------------------

1. Management fees include a fee of 1.00% for investment advisory services and 0.50% for administrative and other services. Both fees are paid to the Fund's Adviser pursuant to separate agreements for each service.
2. Although the Fund's Board of Directors has adopted a Plan of Distribution under Rule 12b-1 of the 1940 Act, the Plan has not yet been implemented and the Fund has no intention of implementing the Plan during the period through December 31, 2000.
3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. Because the Fund believes that it will not incur any of these expenses during its first fiscal year, no expenses are included in this category.

EXAMPLE OF EXPENSES OVER TIME:

This Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            ONE YEAR          THREE YEARS
            -----------       ---------------
              $ 153            $ 474

                          THE FUND'S INVESTMENT ADVISER

THE ADVISER
-----------

Edgemoor Capital Management, Inc., Suite 600, 1900 M Street, NW, Washington, DC 20036, serves as investment adviser to the Fund. The Adviser is a Maryland corporation and has registered with the Securities and Exchange Commission as an investment adviser. The Adviser commenced operations in October 1999.

The Adviser's principal business and occupation is to provides financial management and advisory services to individuals, corporations, and other institutions throughout the United States. The Adviser has been investment adviser to the Fund since its inception. The Fund intends to commence operations on or shortly after the date of this Prospectus. The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operating Services Agreement.

For its investment advisory services to the Fund, the Company pays to the Adviser, on the last day of each month, an annualized fee equal to 1.00% of the average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund.

THE PORTFOLIO MANAGER
---------------------

Mr. Thomas P. Meehan is President of the Adviser and acts as the portfolio manager for the Fund. Mr. Meehan is also President of Meehan Mutual Funds, Inc. (the "Company"). In 1968, Mr. Meehan was a founding partner of Sherman, Meehan, Curtin & Ain, a Washington, DC law firm. Mr. Meehan has served as President of his law firm for many years, has served on the firm's Executive Committee since the firm's inception and has been responsible for the financial management of the firm. Mr. Meehan was a charter trustee of the firm's pension and profit sharing plans and has served as an investment manager of these plans since their inceptions in 1973. Although Mr. Meehan has experience in managing investment portfolios, neither he nor the Adviser has any prior experience in managing a portfolio for an investment company, and this may result in additional risks for the Fund.

                     HOW TO BUY AND SELL SHARES OF THE FUND

INVESTING IN THE FUND

DETERMINING SHARE PRICES
------------------------

Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio.

Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange ("NYSE") is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

DISTRIBUTION (12b-1) FEES
-------------------------

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund is authorized to pay an annualized fee of up to 0.35% of the Fund's average daily net assets to compensate certain parties for expenses incurred in the distribution of the Fund's shares and the servicing and maintenance of existing shareholder accounts. However, the Directors have not authorized payment of any fees pursuant to the Plan.

Because any payments under the 12b-1Plan would be paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MINIMUM INVESTMENT AMOUNTS
--------------------------

Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:

                  MINIMUM                     MINIMUM
TYPE OF           INVESTMENT                  SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT             INVESTMENTS
-----------------------------------------------------------------------------
REGULAR           $50,000                     $1000
IRAs              $ 2,000                     $ 100
-----------------------------------------------------------------------------

                  AUTOMATIC INVESTMENT PLAN MEMBERS

                  MINIMUM                     MINIMUM
TYPE OF           INVESTMENT                  SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT             INVESTMENTS
------------------------------------------------------------------------------
REGULAR           $50,000                     $100 per month minimum
IRAs              $ 2,000                     $100 per month minimum
------------------------------------------------------------------------------

OPENING AND ADDING TO YOUR ACCOUNT
----------------------------------

You can invest in the Fund by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-888-545-2128.

PURCHASING SHARES BY MAIL
-------------------------

To make your initial investment in the Fund, simply complete the Account Application Form included with this Prospectus, make a check payable to Meehan Focus Fund, and mail the Form and check to:

                             Meehan Mutual Funds, Inc.
                         c/o Declaration Service Company
                             555 North Lane, Suite 6160
                             Conshohocken, PA 19460

To make subsequent purchases, simply make a check payable to Meehan Focus Fund and mail the check to the above-mentioned address. BE SURE TO NOTE YOUR FUND ACCOUNT NUMBER ON THE CHECK.

Your purchase order, if accompanied by payment, will be processed upon receipt by Declaration Service Company, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER
----------------------------------

To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.    Call 1-888-545-2128 to inform us that a wire is being sent.
2.    Obtain an account number from the Transfer Agent.
3.    Fill out and mail or fax an Account Application Form to the Transfer
         Agent
4. Ask your bank to wire funds to the account of:

                  First Union National Bank, ABA #: 031201467
          Credit: Meehan Mutual Funds, Inc., Acct. #: 2000003246005
                     Further credit: Meehan Focus Fund,
                       Acct # [Your Account number]

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the transfer agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS
-------------------------------------------------

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN
----------------------------------------------

You may purchase shares of the Fund through an Automatic Investment Plan ("Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan section of the Account Application Form. You may only select this  option  if  you  have  an  account  maintained  at  a  domestic  financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-888-545-2128.

PURCHASING SHARES BY TELEPHONE
------------------------------

In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the Transfer Agent receives payment through the Automated Clearing House, which could be as many as two days after you place your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

The Fund's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

MISCELLANEOUS PURCHASE INFORMATION
----------------------------------

All applications to purchase shares of the Fund are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings and loan association or credit union. The Fund's custodian will charge a $8 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. The Fund reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at the NAV calculated at 4:00 p.m. on that day, provided the securities broker transmits your order to the Transfer Agent before 5:00 p.m. Eastern time. The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:
            Declaration Service Company
            555 North Lane, Suite 6160
            Conshohocken, PA  19460

The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in good order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

"Good order" means that your redemption request must include:

1. Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4. Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

SIGNATURE GUARANTEES --
--------------------

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

o  if you change the ownership on your account;
o when you want the redemption proceeds sent to a different address than is registered on the account;
o if the proceeds are to be made payable to someone other than the account's owner(s);
o  any redemption transmitted by federal wire transfer to your bank; and
o if a change of address request has been received by the Fund or the Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words, "Signature Guarantee."

BY TELEPHONE
------------

You may redeem your shares in the Fund by calling the Transfer Agent at 1-888-545-2128 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Fund or the Transfer Agent within 15 days prior to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering your redemption request in person or by mail. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone exactly when desired.

BY WIRE
-------

You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Fund's Custodian charges a fee $7.50 for outgoing wires.

REDEMPTION AT THE OPTION OF THE FUND
------------------------------------

If the value of the shares in your account falls to less than $2000, the Fund may notify you that, unless your account is increased to $2000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2000 before any action is taken. This right of redemption shall not apply if the value of your account drops below $2000 as the result of market action. The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

Dividends will be paid by the Fund at least annually from its net investment income. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued on any obligations that it might hold in its portfolio. The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund generally will make distributions of its net realized capital gains once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your distributions are paid at any time by writing to the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income that it currently distributes to its shareholders.

Dividends from net investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of net capital gain

(the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gains, regardless of the length of time you have held your Fund shares. Distributions are taxable whether received in cash or reinvested in Fund shares. You will be advised annually of the source of distributions for federal income tax purposes.

A redemption of shares is a taxable event, and accordingly, a capital gain or loss generally will be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

                              FOR MORE INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated December 1, 1999, has been filed with the SEC and is incorporated by reference into this Prospectus.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund at:

                             Meehan Mutual Funds, Inc.
                         c/o Declaration Service Company
                             555 North Lane, Suite 6160
                             Conshohocken, PA 19460
                                 1-888-545-2128

A copy of your requested document(s) will be sent to you within three days of your request.


You may also receive information concerning the Fund, or request a copy of the SAI or other documents relating to the Fund (duplicating fee required), by contacting the Securities and Exchange Commission:

IN PERSON -- at the SEC's Public Reference Room in Washington, D.C.

BY PHONE -- 1-202-942-8090

BY MAIL -- Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102

BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS - publicinfo@sec.gov

ON THE EDGAR DATABASE ON THE SEC'S INTERNET SITE -- www.sec.gov



                           Investment Company Act No.
                                    811-9575

                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated December 1, 1999


                            MEEHAN MUTUAL FUNDS, INC.
                                    Suite 600
                                1900 M Street, NW
                              Washington, DC 20036
                                 1-888-545-2128

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of Meehan Focus Fund ("Fund"), dated December 1, 1999. You may obtain a copy of the Prospectus, free of charge, by writing to Meehan Mutual Funds, Inc. ("Company") c/o Declaration Service
Company, 555 North Lane, Suite 6160, Conshohocken, PA 19460 or by calling 1-888-545-2128.

                             TABLE OF CONTENTS
                             -----------------

                                                                            PAGE

Investment Policies and Restrictions..........................................2
Investment Restrictions.......................................................6
Investment Adviser............................................................7
Directors and Officers........................................................9
Performance Information.......................................................10
Purchasing and Redeeming Shares...............................................11
Tax Information...............................................................11
Portfolio Transactions........................................................13
Custodian.....................................................................14
Transfer Agent................................................................14
Administration................................................................15
Distributor...................................................................15
Independent Accountants.......................................................15
Legal Counsel.................................................................16
Distribution Plan.............................................................16
General Information...........................................................16
Financial Statements..........................................................17

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the prospectus. This section provides additional information concerning the Fund's investments and its investment restrictions.

The Fund is a non-diversified Fund, meaning that the Fund can concentrate its investments in a smaller number of companies than a more diversified fund. The Fund normally will invest at least 85% of total assets in common stock of U.S. companies and American Depository Receipts ("ADRs") of foreign companies, and will normally hold a focused portfolio consisting of not more than 25 stocks. The Fund may also invest in a variety of other securities. The types of securities in which the Fund may ordinarily invest are listed below, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

COMMON STOCKS. The Fund will ordinarily invest at least 75% of its total assets in U.S. common stocks or securities convertible into common stock. The Fund's investment in common stocks is a principal investment strategy of the Fund. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets. For purposes of the Fund's 75% minimum investment in common stocks, shares of real estate investment trusts ("REITS") are considered to be common stock, although the Fund's investment in REITS is not a principal investment strategy of the Fund.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in REITs. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay distributions to their shareholders based upon available funds from operations. It is quite common for these distributions to exceed the REIT's earnings and profits, resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 20% of its assets in REITs.

FOREIGN SECURITIES. The Fund may invest up to 25% of its total net assets in the common stock of foreign issuers traded on U.S. exchanges. The Fund may also invest in foreign securities in the form of ADRs. The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Fund's investment in foreign securities is a principal investment strategy of the Fund.

Investments in foreign companies involve certain risks not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a domestic company than about a domestic company, because foreign companies are not subject to the regulatory requirements of U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

PREFERRED STOCK. The Fund may invest in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

CONVERTIBLE SECURITIES. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock.

Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Adviser anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies. The Adviser employs no minimum quality or rating criteria with respect to the Fund's investments in convertible securities, and does not intend to invest more than 5% of the Fund's assets in convertible securities.

DEBT SECURITIES. The Fund may invest in U.S. Government debt securities. U.S. Government securities include direct obligations of the U.S.
Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the U. S. Government, shareholders are only exposed to interest rate risk.

      CREDIT RISK- A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

      INTEREST RATE RISK- All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, the longer a security has until it matures, the more pronounced will be a change in its value when interest rates change.

MONEY MARKET MUTUAL FUNDS. The Fund may invest in securities issued by other registered investment companies. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian at all times has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

      REPURCHASE AGREEMENT RISK- A Repo exposes the Fund to the risk that the party that sells the securities will default on its obligation to repurchase those securities. If that happens the Fund can lose money because: (i) it may not be able to sell the securities at the agreed-upon time and price; and (ii) the securities may lose value before they can be sold.

CASH RESERVES. The Fund may hold a significant portion of its net assets in cash, either to maintain liquidity or for temporary defensive purposes.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in securities that the Adviser determines to be illiquid. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of a lack of an available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

The Fund may also invest in securities acquired in a privately negotiated transaction from the issuer or a holder of the issuer's securities and which may not be distributed publicly without registration under the Securities Act of 1933.

Restricted and illiquid securities are valued in such manner as the Fund's Board of Directors ("Board" or "Directors") in good faith deems appropriate to reflect the fair market value of such securities.

SPECIAL SITUATIONS. The Fund intends to invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, the Fund may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Directors, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

PORTFOLIO TURNOVER. The Fund has no operating history and therefore has no annual reportable portfolio turnover. The Fund will generally purchase and sell securities without regard to the length of time the security has been held. The Fund expects that its annual portfolio turnover rate will not exceed 100% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized capital gains the Fund distributes to them. Distributions to shareholders of those gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                             INVESTMENT RESTRICTIONS

The restrictions listed below are fundamental policies and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940 (the "1940 Act"). As provided in the 1940 Act, a vote of a "majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The Fund will not:

1. With respect to 85% of its assets (valued at time of investment), normally invest in more than 25 issuers.

2. Acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer.

3. Invest 25% or more of its total assets (valued at time of investment) in securities of companies in any one industry.

4. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 20% of the value of the Fund's assets at the time of borrowi

5. Underwrite the distribution of securities of other issuers.

6. Invest in companies for the purpose of management or the exercise of control.

7. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

8. Issue senior securities.

9. Invest in commodities, futures contracts or options contracts.

The Fund has also adopted the following non-fundamental restrictions that may be changed by the Board without shareholder approval:

The Fund may not:

1. Make margin purchases.
2. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration.
3. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.
4. Invest more than 15% of its net assets in securities that are not readily marketable.
5. Acquire securities of other investment companies except as permitted by the 1940 Act. In relevant part, the 1940 Act generally allows an investment company such as the Fund to acquire up to 3% of the total outstanding securities of another investment company.
6. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 20% of its total assets.

                               INVESTMENT ADVISER

Information on the Fund's investment adviser, Edgemoor Capital Management, Inc. (the "Adviser"), is set forth in the Prospectus. This section contains additional information concerning the Adviser.

The Adviser is organized as a Maryland corporation and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser's principal occupation and business is to provide financial management services to individuals, corporations, and other institutions throughout the United States.

The Adviser manages the investment portfolio and the general business affairs of the Fund pursuant to an investment advisory agreement ("Advisory Agreement") with the Company dated November, 1999. Mr. Thomas
P. Meehan is President of the Adviser, and Messrs. Thomas P. Meehan, Joseph Meehan and Paul P. Meehan are directors of the Adviser. Mr. Thomas P. Meehan is portfolio manager for the Fund.

THE INVESTMENT ADVISORY AGREEMENT.
---------------------------------

Under the terms of the Advisory Agreement, the Adviser manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Adviser furnishes an investment program for the Fund, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of the Fund. At all times the Adviser's actions on behalf of the Fund are subject to the overall supervision and review of the Board.

The Advisory Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Advisory Agreement has a term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the Adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its investment advisory services to the Fund, the Company pays to the Adviser, on the last day of each month, an annualized fee equal to 1.00% of average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund.

THE OPERATING SERVICES AGREEMENT
--------------------------------

The Company has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to the Fund including, but not limited to:

1.  accounting                                  6.  custodial
2.  administrative                              7.  fund share distribution
3.  legal (except litigation)                   8.  shareholder reporting
4.  dividend disbursing and transfer agent      9.  sub-accounting,and
5.  registrar                                   10. record keeping services

For its services to the Fund under the Services Agreement, the Fund pays to the Adviser, on the last day of each month, an annualized fee equal to 0.50% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund.

Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Fund. The Adviser is responsible for compensating such parties.

The effect of the Advisory Agreement and the Services Agreement together is to place a "cap" on the Fund's normal operating expenses at 1.50%. The only other expenses which may be incurred by the Fund are brokerage fees, taxes, legal fees relating to Fund litigation, and other extraordinary expenses.

                             DIRECTORS AND OFFICERS

The Board Of Directors ("Board" or "Directors") has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the Bylaws of the Company and the supervision and review of the Board. The Directors of the Company, including those Directors who are also officers, are listed below.


                               Position        Principal Occupation for
Name, Age                      with Fund       The Last Five Years
--------------------------------------------------------------------------------

Thomas P. Meehan*;             President,      President, Edgemoor Capital
(Age 59)                       Director        Management, Inc., a registered
Suite 600                                      investment adviser, since October,
1900 M Street, N.W.                            1999.  President, Sherman, Meehan,
Washington, DC  20036                          Curtin & Ain, P.C., a Washington,
                                               DC,    law   firm    (1993   thru
                                               September,     1999).    Trustee,
                                               Sherman,  Meehan  Curtin  &  Ain,
                                               P.C.  Pension and Profit  Sharing
                                               Plans  (1973-1999).  Member,  Bar
                                               Association  of the  District  of
                                               Columbia;   Maryland   State  Bar
                                               Association,  Bar of  the  United
                                               States Supreme Court. Graduate of
                                               Middlebury  College  in 1962 (BA)
                                               and Duke University School of Law
                                               in  1965   (JD),   with   honors;
                                               elected to the Order of the Coif.

Andrew Ferrentino;             Director        Member, Board of Directors Template
(Age 59)                                       Software, Inc. from 1997 to
7904 Horseshoe Lane                            present.  Private consultant in the
Potomac, MD  20854                             computer software industry (January
                                               1, 1999 to  present).  President,
                                               Template Software, Inc. from 1982
                                               to December 31, 1998. Graduate of
                                               Middlebury  College  in 1962 (BA)
                                               and  Masters  Degree  from Lehigh
                                               University in 1964 (Mathematics).


                                                                               9


                               Position        Principal Occupation for
Name, Age                      with Fund       The Last Five Years
--------------------------------------------------------------------------------

John A. Cutler                 Director        Partner, Beers & Cutler, PLLC
(Age 55)                                       from October, 1976 to present; Trustee,
3042 P Street,  N.W.                           Beers & Cutler Employees Profit
Washington, DC 20002                           Sharing Plan from 1984 to present.
                                               Certified Public Accountant, 1970.
                                               Graduate of University of
                                               Connecticut in 1966 (BS Accounting).

* Indicates an "interested person" as defined in the 1940 Act.

Pursuant to its obligations to the Company under the Services Agreement, the Adviser is responsible for paying compensation, if any, to each of the Company's independent Directors during the fiscal year ending December 31, 2000.

CONTROL PERSONS AND SHAREHOLDERS OWNING IN EXCESS OF 5% OF FUND SHARES
----------------------------------------------------------------------

The Adviser intends to purchase all of the outstanding shares of the Fund prior to the Fund's effective date, and will accordingly be deemed to then control the Fund.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.


Average Annual Total Return is computed as follows:  P(1+T)[n]   = ERV

Where: P = a hypothetical initial investment of $1000] T = average annual total return n = number of years
                                 ERV = ending redeemable value of shares at the
                                       end of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions of the Fund's shares will be made at net asset value ("NAV"). The Fund's NAV is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the NAV of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

The Fund is open for business on each day that the NYSE is open. The Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund.

                                 TAX INFORMATION

The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income that it currently distributes to its shareholders. To qualify as a RIC, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or such currencies, and satisfy certain diversification requirements. A portion of the Fund's dividends derived from U.S. Government obligations may be exempt from state and local taxation.

If the Fund qualifies as a RIC and distributes at least 90% of its net investment income, net short-term capital gains and net gains from certain foreign currency transactions, the Fund will not be subject to federal income tax on the income and gains so distributed. If the Fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

If shares are purchased shortly before the record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other taxpayer identification number or to certify properly that it is correct, the Fund is required to withhold federal income tax at the rate of 31% (backup withholding) from dividends, capital gain distributions and redemption payments to him. Dividend and capital gain distributions also will be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to underreporting of certain income.

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, distributions declared in December and made payable to shareholders of record in that month will be deemed to have been received on December 31st if paid by the Fund during the following January.

The Fund's income will qualify for the dividends-received deduction available to corporate shareholders to the extent that income is derived from qualifying dividends (generally, dividends from domestic corporations). Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and net short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualify for the dividends-received deduction. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction. It should be noted that dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and interest received and gains realized by the Fund on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO
RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years thereunder. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Adviser. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided. The Fund may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. The Adviser may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, the Fund's brokerage may be used to pay for a research service that is used in managing another client of the Adviser.

The Adviser may purchase or sell portfolio securities on behalf of the Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or "mark-up" or selling concessions. The Adviser normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Adviser may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

The Adviser may combine transaction orders placed on behalf of the Fund with orders placed on behalf of any other fund or private account managed by the Adviser for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Adviser typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Adviser to be fair and reasonable to the funds or accounts involved.

TRADING BY THE PORTFOLIO MANAGER
--------------------------------

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Fund, the Adviser and the Distributor have adopted Codes of Ethics restricting personal securities trading by the Fund's Portfolio Manager. These Codes are on public file, and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by the Portfolio Manager in securities held or to be acquired by the Fund, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

                                    CUSTODIAN

First Union National Bank, 123 South Broad Street, Philadelphia, Pennsylvania 19109 ("First Union"), acts as custodian for the Fund. As such, First Union holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. First Union does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                                 TRANSFER AGENT

Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428 ("DSC") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Adviser. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, the Adviser shall pay DSC an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

                                 ADMINISTRATION

DSC also acts as administrator to the Fund pursuant to a written agreement with the Company and Adviser. DSC supervises all aspects of the operations of the Fund except those performed by the Adviser under the Advisory Agreement and Services Agreement. DSC is responsible for:

(a)  calculating the Fund's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the 1940 Act;
(c) preparing financial statements contained in reports to stockholders of the; Fund
(d)  preparing the Fund's  federal and state tax returns;
(e)  preparing  reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state  Blue Sky  authorities;  and
(g)  maintaining  the  Fund's  financial accounts and records.

For the services to be rendered as administrator, the Adviser shall pay DSC an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

                                   DISTRIBUTOR

Declaration Distributors, Inc. ("DDI"), 555 North Lane, Suite 6160, Conshohocken, PA 19460, acts as the principal underwriter of the Fund's shares pursuant to a written agreement with the Fund and the Adviser ("Distribution Agreement"). DDI and DSC are both wholly-owned subsidiaries of Declaration Holdings, Inc., a Delaware corporation.

Pursuant to the Distribution Agreement, DDI facilitates the registration of the Funds' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Fund, DDI is paid an annual fixed fee by the Adviser.

The Adviser shall bear the expense of all filing or registration fees incurred in connection with the registration of the Fund's shares under state securities laws.

                             INDEPENDENT ACCOUNTANTS

Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, PA 19103-2108, will serve as the Company's independent auditors for its first fiscal year.

                                  LEGAL COUNSEL

Kirkpatrick  & Lockhart LLP,  1800  Massachusetts  Avenue,  NW,  Washington,  DC
20036-1800, has passed on certain matters relating to this registration statement and acts as counsel to the Company.

                                DISTRIBUTION PLAN

As noted in the Fund's Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby the Fund is authorized to pay a fee of up to 0.35% per annum of the Fund's average daily net assets to the Adviser and others to compensate them for certain expenses incurred in the distribution of the Fund's shares and the servicing or maintaining of existing Fund shareholder accounts. The fees may be paid on a monthly basis, in arrears.

Although the Plan has been adopted by the Board, the Board has decided not to implement the Plan for at least the Fund's first full fiscal year, in order to minimize the ongoing expenses of the Fund during the Fund's start-up phase. The Board will implement the Plan when and if circumstances so warrant.

                               GENERAL INFORMATION

Meehan Mutual Funds, Inc., an open-end management investment company, was incorporated in Maryland on September 3, 1999. The Fund is a non-diversified series of the Company. The affairs of the Company are managed by its Board of Directors. The Board has delegated the day-to-day operations of the Fund to the Adviser, which operates the Fund under the Board's general supervision.

The Company's Articles of Incorporation permit the Board to issue 100,000,000 shares of common stock. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the Fund is the only series of shares being offered by the Company.

Shareholders are entitled to one vote per full share, to such distributions as may be declared by the Company's Board of Directors out of funds legally available, and upon liquidation, to participate ratably in the assets available for distribution.

There are no conversion or sinking fund provisions applicable to the shares, and shareholders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

Pursuant to Maryland law, under which the Company is incorporated, and the Company's Bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the 1940 Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares.

                              FINANCIAL STATEMENTS

The financial statements and report of independent accountants with respect to the Company as at November 19, 1999 are attached hereto as part of this SAI.

                               TAIT WELLER & BAKER
                          CERTIFIED PUBLIC ACCOUNTANTS



               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Directors of Meehan Mutual Funds, Inc.
Washington, DC



We have audited the accompanying statement of assets and liabilities of the Meehan Focus Fund, (a series of the Meehan Mutual Funds, Inc.). This financial statement is the responsibility ofthe Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of (he Meehan Focus Fund as of November 19, 1999, in conformity with generally accepted accounting principles.



                                          /s/ Tait, Weller & Baker
                                          ------------------------
                                              Tait, Weller & Baker

Philadelphia, Pennsylvania
November 19,1999

MEEHAN FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

November 19,1999
================================================================================

ASSETS

   Cash                                                                 $100,000
                                                                        --------
LIABILITIES                                                                    -
                                                                        --------

NET ASSETS                                                              $100,000
                                                                        ========

Shares of $.0001 par value, capital stock outstanding,
100,000,000 authorized                                                 8,333,333
                                                                       =========

Net asset value, offering and redemption price per share                   12.00
                                                                       ---------

At November 19, 1999 the components of net assets were as follows:
      Paid-in capital                                                   $100,000
                                                                        ========

















------------------------------------------------------------------------------
SEE NOTE TO STATEMENT OF ASSETS AND LIABILITIES

MEEHAN FOCUS FUND


NOTE TO STATEMENT OF ASSETS AND LIABILJTIES

NOVEMBER 19, 1999
-----------------

(1)  ORGANIZATION

     The Meehan Mutual Funds, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and is authorized to issue shares of capital stock. The Company currently offers shares of capital stock in one portfolio, the Meehan Focus Fund.

     The Company was organized on September 3, 1999, and between that date and November 19, 1999, the Company had no operations other than those relating to organizational matters and the registration of its shares under applicable securities laws.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation(1)
(b) By-Laws(1)
(c) Instruments defining rights of Shareholders - see Articles Eighth and Fourteenth of the Company's Articles of Incorporation and Articles II, VII and XIV of the Company's By-Laws.
(d) Investment Advisory Contracts - (2)
(e) Underwriting  Contracts - (2)
(f) Bonus or Profit  Sharing  Contracts  -- none
(g) Custodian Agreements - (2)
(h) Other Material  Contracts
        (i) Operating Services Agreement - (2)
        (ii) Investment  Company  Services  Agreement - (2)
(i) Legal  Opinion  -  filed  herewith
(j)     (i) Consent  of  independent accountants  - filed  herewith
        (ii) Consent of Initial Director - filed herewith
        (iii) Powers of Attorney - filed herewith
(k) Omitted  Financial  statements  -- none
(l) Initial Capital Agreements - not applicable
(m) Rule 12b-1 Plan - (2)
(n) Financial  Data Schedule -- not  applicable
(o) Rule 18f-3 Plan -- none
(p) Code of Ethics - (2)

1 Incorporated by reference from Registrant's initial Registration Statement on Form N-1A filed on September 7, 1999.
2 Filed by subsequent amendment.

Item 24.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------
 There are no persons controlled by or under common control with the Fund.

Item 25.  Indemnification
          ---------------
(a) GENERAL. The Articles of Incorporation (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit.

    The By-Laws of the Corporation, Article VI, provide that the Corporation shall indemnify to the fullest extent required or permitted under Maryland law or The Investment Company Act of 1940, as either may be amended from time to time, any individual who is a director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law or the Investment Company Act of 1940.

(b) DISABLING CONDUCT. No director or officer shall be protected against any liability to the Corporation or its shareholders if such director or officer would be subject to such liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

    Article 2-418 of the General Corporation Laws of Maryland provides that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(c) STANDARD OF CONDUCT. The Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) REQUIRED INDEMNIFICATION. A director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) ADVANCE PAYMENT. The Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. Such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) INSURANCE. To the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------
Mr. Meehan was a founding partner of Sherman, Meehan, Curtin & Ain, a Washington, DC law firm. Mr. Meehan has served as President of his law firm for many years, has served on the firm's Executive Committee since the firm's inception and has been responsible for the financial management of the firm. Mr. Meehan was a charter trustee of the firm's pension and profit sharing plans and has served as the investment manager of these plans since their inceptions in 1973.

Item 27.  Principal Underwriter
          ---------------------

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA 19428 ("DDI"), acts as principal underwriter for the Fund. DDI is a registered broker-dealer, and offers underwriting services to a number of mutual funds nationwide.

Pursuant to its agreement with the Fund, DDI offers shares of the Fund to the public on a continuous basis. DDI is not obligated to sell any fixed number of shares, but only to sell shares to fill orders as received by DDI.

Neither DDI nor any person affiliated with DDI is an affiliated person of the Fund.

Item 28.  Location of Accounts and Records
          --------------------------------

The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at Suite 600, 1900 M Street NW, Washington, DC 20036. The Fund's accounting and transfer agency records are maintained at Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428.

Item 29.  Management Services
          -------------------
None.

Item 30.  Undertakings
          ------------
The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons in the event the Fund chooses to raise its initial capital under Section 14(a)(3) of the Investment Company Act of 1940.

SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Washington, DC on the 30th day of November, 1999.

MEEHAN MUTUAL FUNDS, INC.
*
-----------------------
By: THOMAS P. MEEHAN
President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


                            MEEHAN MUTUAL FUNDS, INC.


NAME                          TITLE             DATE
--------------------------------------------------------------------------------

*_________________             President &       November 30, 1999
 THOMAS P. MEEHAN              Director


*__________________            Treasurer         November 30, 1999
 TERENCE P. SMITH



* By: /s/ Robert J. Zutz
      --------------------
          Robert J. Zutz
          Attorney-in-fact

                                  EXHIBIT INDEX
                                  -------------

Item 23:
-------

(a) Articles of Incorporation(1)
(b) By-Laws(1)
(c) Instruments defining rights of Shareholders - see Articles Eighth and Fourteenth of the Company's Articles of Incorporation and Articles II, VII and XIV of the Company's By-Laws.
(d) Investment Advisory Contracts - (2)
(e) Underwriting  Contracts - (2)
(f) Bonus or Profit  Sharing  Contracts  -- none
(g)  Custodian Agreements - (2)
(h) Other Material  Contracts
        (i) Operating Services Agreement - (2)
        (ii) Investment  Company  Services  Agreement - (2)
(i) Legal  Opinion  -  filed  herewith
(j)      (i) Consent  of  independent accountants  - filed  herewith
         (ii) Consent of Initial Director - filed herewith
         (iii) Powers of Attorney - filed herewith
(k) Omitted  Financial  statements  -- none
(l) Initial Capital Agreements - not applicable
(m) Rule 12b-1 Plan - (2)
(n) Financial  Data Schedule -- not applicable
(o) Rule 18f-3 Plan -- none
(p) Code of Ethics - (2)

1 Incorporated by reference from Registrant's initial Registration Statement on Form N-1A filed on September 7, 1999.
2 Filed by subsequent amendment.